Non-current Assets - Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of detailed information about intangible assets [abstract]
Schedule of Intangible Assets

	Consolidated
	30 June 2024	31 December 2023
	US$	US$
Goodwill	11,975,024	11,975,024
Technology	-	15,285
	11,975,024	11,990,309

	Goodwill	Technology	Total
	US$	US$	US$
Balance at the beginning of the year	11,975,024	15,285	11,990,309
Additions	-	-	-
Amortisation	-	(15,285)	(15,285)
Written-off	-	-	-
Balance at the end of the year	11,975,024	-	11,975,024

Schedule of Carrying Amount of Goodwill	For the purposes of impairment testing, the cash generating unit has been defined as the business to which the goodwill relates where individual cash flows can be ascertained for the purposes of discounting future cash flows.

	Consolidated
The carrying amount of goodwill allocated to the cash generating unit	30 June 2024	31 December 2023
	US$	US$
NOVONIX Anode Materials	11,975,024	11,975,024
Total carrying amount of goodwill	11,975,024	11,975,024